Schedule of computation of basic and diluted loss per share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed loss		$ (4,618,703)	$ (2,936,534)
Number of shares used in per share computation, basic	[1]	27,414,988	26,719,601
Number of shares used in per share computation, diluted	[1]	27,414,988	26,719,601
Basic loss per share		$ (0.17)	$ (0.11)
Diluted loss per share		$ (0.17)	$ (0.11)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed loss		$ (3,813,302)	$ (2,411,140)
Number of shares used in per share computation, basic		22,634,413	21,939,026
Number of shares used in per share computation, diluted		22,634,413	21,939,026
Basic loss per share		$ (0.17)	$ (0.11)
Diluted loss per share		$ (0.17)	$ (0.11)
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of undistributed loss		$ (805,401)	$ (525,394)
Number of shares used in per share computation, basic		4,780,575	4,780,575
Number of shares used in per share computation, diluted		4,780,575	4,780,575
Basic loss per share		$ (0.17)	$ (0.11)
Diluted loss per share		$ (0.17)	$ (0.11)

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B Ordinary Shares effected on September 30, 2024 as part of the reverse capitalization consideration.